Unit-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Service Share-Based Compensation Expense
A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended March 31,
	2014	2013
	(in thousands)

General and administrative expenses	$18,223	$9,865
Lease operating expenses	3,277	1,397
Total unit-based compensation expenses	$21,500	$11,262
Income tax benefit	$7,944	$4,161